Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Compensation for Key Management Personnel
Key management personnel are defined as members of the Board and CFO. The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Basic compensation and bonuses	¥1,640	¥1,839	¥1,879
Share-based compensation (expensed amount)	2,403	2,749	2,466
Other	43	85	147
Total	¥4,085	¥4,673	¥4,491
Compensation granted to or earned by Milano Furuta before appointment as a Director is not included.